PROVISIONS AND CONTINGENCIES - Labor provisions and contingencies (Details) R$ in Thousands		12 Months Ended
	Mar. 03, 2022 item	Dec. 31, 2022 BRL (R$)	Sep. 30, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	May 31, 2018 BRL (R$)
PROVISIONS AND CONTINGENCIES
Import duty (as a percent)		4.00%
Increased import duty (as a percent)		28
Provision for Universal Telecommunications Services Fund		R$ 5,103,037		R$ 4,694,276
Provision under Fund for Technological Development of Telecommunications		1,013,427		790,057
Provision for Telecommunications Inspection Fund		R$ 2,122,836		2,017,422
Interest and correction amount on fine imposed by ANATEL lawsuit				499,415
Minimum
PROVISIONS AND CONTINGENCIES
Import duty (as a percent)		11.00%
Labor
PROVISIONS AND CONTINGENCIES
Provisions		R$ 540,190		486,955
Possible losses		1,490,560		1,364,562
Tax
PROVISIONS AND CONTINGENCIES
Provisions		2,483,427		2,147,369
Federal		779,395		744,588
State		1,112,094		842,905
Municipal		42,686		36,794
FUST		549,252		523,082
Possible losses		33,472,824		30,248,600
Federal		3,042,010		2,964,490
State		21,712,030		19,163,608
Municipal		479,484		618,747
FUST, FUNTTEL and FISTEL		8,239,300		7,501,755
Civil
PROVISIONS AND CONTINGENCIES
Provisions - probable losses		1,192,900		935,971
Possible losses		2,175,547		2,119,701
Supplement of share proceedings		145,874		130,163
Relating to failure to supply services and/or products sold		244,663		367,334
Civil proceedings of a non-consumer nature		802,363		438,474
Daily fine in case of noncompliance		10
Regulatory
PROVISIONS AND CONTINGENCIES
Provisions		1,000,000
Provisions - probable losses		1,869,035		1,986,244
Possible losses		R$ 5,844,624		4,545,365
Percentage of charge on interconnection services		2.00%
Amount of fine imposed by ANATEL lawsuit					R$ 199,075
Interest and correction amount on fine imposed by ANATEL lawsuit		R$ 540,846		R$ 499,415
Payment of SMP burden loss		673,000
Fine deals with coverage targets		R$ 127,000
Regulatory | Term of Conduct Adjustment ("TAC") signed with ANATEL
PROVISIONS AND CONTINGENCIES
Effective years	4 years
Number of PADOs | item	24
Number of PADOs exchanged for investments | item	14
Write-offs of probable chances of loss			R$ 42,000
Write-offs of Possible changes of loss			R$ 324,000